Debt (Details) - Schedule of Notes Payable to FSB - First South National Bank [Member] - USD ($)	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Payable Nineteen [Member]
Debt (Details) - Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 1,105,000
Notes Payable	987,082	$ 997,010
Issuance Cost	$ 13,264
Acquisition	KVC
Entered	Jan. 25, 2021
Maturity	Feb. 25, 2041
Interest	4.35%
Notes Payable Twenty [Member]
Debt (Details) - Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 1,278,400
Notes Payable	931,696	960,849
Issuance Cost	$ 10,085
Acquisition	KVC
Entered	Jan. 25, 2021
Maturity	Jan. 25, 2031
Interest	4.35%
Notes Payable Twenty One [Member]
Debt (Details) - Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 469,914
Notes Payable
Issuance Cost	$ 753
Acquisition	KVC
Entered	Jan. 25, 2021
Maturity	Feb. 25, 2023
Interest	5.05%
Notes Payable Twenty Two [Member]
Debt (Details) - Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 2,086,921
Notes Payable	1,861,227	1,902,452
Issuance Cost	$ 25,575
Acquisition	Pony Express
Entered	Oct. 31, 2022
Maturity	Oct. 31, 2025
Interest	5.97%
Notes Payable Twenty Three [Member]
Debt (Details) - Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 400,000
Notes Payable	384,624	387,433
Issuance Cost	$ 3,277
Acquisition	Pony Express
Entered	Oct. 31, 2022
Maturity	Oct. 31, 2042
Interest	5.97%
Notes Payable Twenty Four [Member]
Debt (Details) - Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 568,000
Notes Payable	508,385	520,697
Issuance Cost	$ 4,531
Acquisition	Old 41
Entered	Dec. 16, 2022
Maturity	Dec. 16, 2025
Interest	6.50%
Notes Payable Twenty Five [Member]
Debt (Details) - Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 640,000
Notes Payable	619,660	623,861
Issuance Cost	$ 5,077
Acquisition	Old 41
Entered	Dec. 16, 2022
Maturity	Dec. 16, 2025
Interest	6.50%
Notes Payable Twenty Six [Member]
Debt (Details) - Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 375,000
Notes Payable	375,000	375,000
Issuance Cost	$ 6,877
Acquisition	Valley Vet
Entered	Nov. 08, 2023
Maturity	Nov. 08, 2024
Interest	8.50%
First South National Bank [Member]
Debt (Details) - Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 7,623,235
Notes Payable	5,667,674	$ 5,767,302
Issuance Cost	$ 69,439